Fair values of financial assets and liabilities - Schedule of Financial Liabilities Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of liabilities [line items]
Debt securities in issue	£ 95,091	£ 82,514
Financial liabilities at fair value through profit or loss	31,310	27,909
Derivative financial instruments	17,562	15,842
Liabilities arising from non-participating investment contracts	66,639	61,640
Total financial liabilities carried at fair value	115,775	105,681
Derivative financial liabilities	17,826	16,132
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Debt securities in issue	4,238	4,243
Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	24,682	21,710
Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	2,336	1,956
Other
Disclosure of fair value measurement of liabilities [line items]
Other	54	0
Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Liabilities arising from non-participating investment contracts	66,639	61,640
Level 1
Disclosure of fair value measurement of liabilities [line items]
Debt securities in issue	0	0
Financial liabilities at fair value through profit or loss	2,317	1,722
Derivative financial instruments	145	29
Total financial liabilities carried at fair value	2,462	1,751
Level 1 | Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	0	0
Level 1 | Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	2,317	1,722
Level 1 | Other
Disclosure of fair value measurement of liabilities [line items]
Other	0	0
Level 1 | Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Liabilities arising from non-participating investment contracts	0	0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Debt securities in issue	4,221	4,226
Financial liabilities at fair value through profit or loss	28,976	26,170
Derivative financial instruments	17,477	15,879
Total financial liabilities carried at fair value	113,092	103,689
Level 2 | Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	24,682	21,710
Level 2 | Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	19	234
Level 2 | Other
Disclosure of fair value measurement of liabilities [line items]
Other	54	0
Level 2 | Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Liabilities arising from non-participating investment contracts	66,639	61,640
Level 3
Disclosure of fair value measurement of liabilities [line items]
Debt securities in issue	17	17
Financial liabilities at fair value through profit or loss	17	17
Derivative financial instruments	204	224
Total financial liabilities carried at fair value	221	241
Level 3 | Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	0	0
Level 3 | Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	0	0
Level 3 | Other
Disclosure of fair value measurement of liabilities [line items]
Other	0	0
Level 3 | Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Liabilities arising from non-participating investment contracts	£ 0	£ 0